UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21969
The Gabelli Global Deal Fund

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: September 30, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
The Gabelli Global Deal Fund
Third Quarter Report
September 30, 2010

Mario J. Gabelli, CFA
To Our Shareholders,
     During the third quarter of 2010, The Gabelli Global Deal Fund’s (the “Fund”) total return was 4.5% on a net asset value (“NAV”) basis compared with the 3 Month U.S. Treasury Bill Index of 0.04% over the same period. The total return for the Fund’s publicly traded shares was 7.7% during the third quarter of 2010.
     Enclosed is the investment portfolio as of September 30, 2010.
Comparative Results
Average Annual Returns through September 30, 2010 (a) (Unaudited)

					Since
		Year to			Inception
	Quarter	Date	1 Year	3 Year	(01/31/07)
Gabelli Global Deal Fund
NAV Total Return (b)	4.52%	2.33%	2.74%	0.95%	1.98%
Investment Total Return (c)	7.65	2.99	3.05	2.65	(0.89)
3 Month U.S. Treasury Bill Index	0.04	0.09	0.13	1.13	1.87

(a)	Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The 3 Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month, that issue is sold and rolled into the outstanding Treasury Bill that matures closest to, but not beyond three months from the re-balancing date. To qualify for selection, an issue must have settled on or before the re-balancing (month end) date. Dividends are considered reinvested except for the 3 Month U.S. Treasury Bill Index. You cannot invest directly in an index.

(b)	Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)	Total returns and average annual returns reflect changes in closing market values on the New York Stock Exchange and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI GLOBAL DEAL FUND
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 58.8%
	Aerospace and Defense — 0.0%
75,000	The Allied Defense Group Inc.†	$180,750

	Airlines — 0.2%
160,000	ExpressJet Holdings Inc.†	1,067,200

	Automotive Rental/Equipment — 0.2%
19,400	Dollar Thrifty Automotive Group Inc.†	972,716

	Automotive: Parts and Accessories — 0.3%
52,000	ATC Technology Corp.†	1,286,480

	Business Services — 5.4%
8,000	Acxiom Corp.†	126,880
246,819	ArcSight Inc.†	10,751,436
380,000	Bowne & Co. Inc.	4,305,400
90,000	Clear Channel Outdoor Holdings Inc., Cl. A†	1,028,700
160,000	DataCash Group plc	902,322
169,800	Diamond Management & Technology Consultants Inc.	2,122,500
70,000	Diebold Inc.	2,176,300
1,000	GTSI Corp.†	7,050
380,000	Misys plc†	1,704,860

		23,125,448

	Cable and Satellite — 0.2%
60,000	British Sky Broadcasting Group plc	664,959
25,000	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	98,836

		763,795

	Commercial Services — 1.2%
160,000	Pactiv Corp.†	5,276,800

	Communications Equipment — 3.8%
1,300,000	ADC Telecommunications Inc.†	16,471,000

	Computer Hardware — 2.9%
423,400	Netezza Corp.†	11,410,630
25,000	SanDisk Corp.†	916,250

		12,326,880

	Computer Software and Services — 7.8%
30,000	Dimension Data Holdings plc	56,364
1,000	Internet Brands Inc., Cl. A†	13,280
440,000	McAfee Inc.†	20,794,400
18,000	Mentor Graphics Corp.†	190,260
5,000	Novell Inc.†	29,850
20,000	Phoenix Technologies Ltd.†	78,000
5,000	Salary.com Inc.†	20,325
21,600	Soapstone Networks Inc.	313
535,335	Unica Corp.†	11,231,328
83,000	Yahoo! Inc.†	1,176,110

		33,590,230

	Consumer Products — 0.3%
10,000	Alberto-Culver Co.	376,500
30,000	Harman International Industries Inc.†	1,002,300
8,000	Heelys Inc.†	19,200

		1,398,000

	Diversified Industrial — 2.5%
500	Ginger†	19,086
1,000	Munters AB	11,312
449,000	Myers Industries Inc.	3,856,910
350,000	Tomkins plc, ADR†	7,066,500

		10,953,808

	Educational Services — 0.0%
1,000	Corinthian Colleges Inc.†	7,020

	Electronics — 2.5%
211,700	Alliance Semiconductor Corp.	55,042
106,000	Bel Fuse Inc., Cl. A	2,218,580
108,000	Cogent Inc.†	1,149,120
30,000	ICx Technologies Inc.†	226,500
25,000	International Rectifier Corp.†	527,250
22,000	Keithley Instruments Inc.	473,220
370,000	L-1 Identity Solutions Inc.†	4,340,100
88,400	Nu Horizons Electronics Corp.†	614,380
155,000	Sanyo Electric Co., Ltd.†	256,229
4,300	Smartrac NV†	116,536
69,700	Zygo Corp.†	683,060

		10,660,017

	Energy and Utilities — 4.9%
160,000	Allegheny Energy Inc.	3,923,200
40,000	Allis-Chalmers Energy Inc.†	166,800
30,000	Constellation Energy Group Inc.	967,200
2,000	Covanta Holding Corp.	31,500
30,000	Dana Petroleum plc†	847,340
30,000	Dart Energy Ltd.†	34,216
420,000	Dragon Oil plc†	2,904,662
50,000	Dynegy Inc.†	243,500
270,000	Endesa SA	7,227,213
6,090	Maine & Maritimes Corp.	273,441
60,000	NorthWestern Corp.	1,710,000
100,000	NRG Energy Inc.†	2,082,000
1,000	Origin Energy Ltd.	15,320
2,000	Prosafe Production Public Ltd.†	5,067
23,885	SandRidge Energy Inc.†	135,667
100,000	UTS Energy Corp.†	349,888
100,000	WesternZagros Resources Ltd.†	36,933

		20,953,947

See accompanying notes to schedule of investments.

THE GABELLI GLOBAL DEAL FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Entertainment — 0.7%
6,000	Cedar Fair LP	$79,500
275,000	Take-Two Interactive Software Inc.†	2,788,500

		2,868,000

	Equipment and Supplies — 0.0%
3,000	The Middleby Corp.†	190,170

	Financial Services — 6.7%
50,000	American Physicians Capital Inc.	2,073,000
950,000	AmeriCredit Corp.†	23,237,000
2,000	Deutsche Postbank AG†	68,067
50,000	GLG Partners Inc.†	225,000
17,200	NYMAGIC Inc.	441,524
210,000	SLM Corp.†	2,425,500
9,500	The Student Loan Corp.	282,150
423	Wesco Financial Corp.	151,497

		28,903,738

	Food and Beverage — 0.0%
175,000	China Huiyuan Juice Group Ltd.	122,473
1,000	Menu Foods Income Fund†	4,665
1,000	Reddy Ice Holdings Inc.†	2,280

		129,418

	Health Care — 11.2%
4,000	Abraxis BioScience Inc.†	309,360
27,000	Alcon Inc.	4,503,330
16,000	ArthroCare Corp.†	434,880
3,000	Biogen Idec Inc.†	168,360
35,000	Crucell NV†	1,168,989
108,400	Crucell NV, ADR†	3,605,384
2,000	Enzon Pharmaceuticals Inc.†	22,500
30,000	Genzyme Corp.†	2,123,700
700,200	Health Grades Inc.†	5,734,638
44,500	Indevus Pharmaceuticals Inc., Escrow† (a)	48,950
8,000	Life Technologies Corp.†	373,520
1,000	Movetis NV†	25,888
60,000	NBTY Inc.†	3,298,800
300,000	Osteotech Inc.†	1,938,000
59,000	OTIX Global Inc.†	609,470
2,000	Prospect Medical Holdings Inc.†	17,000
50,000	Psychiatric Solutions Inc.†	1,677,500
788,965	Res-Care Inc.†	10,469,566
33,000	Talecris Biotherapeutics Holdings Corp.†	755,040
20,000	Trimeris Inc.†	50,400
1,781	Valeant Pharmaceuticals International Inc.	44,612
219,000	WuXi PharmaTech (Cayman) Inc., ADR†	3,758,040
711,651	Zymogenetics Inc.†	6,938,597

		48,076,524

	Health Care Providers and Services — 0.1%
94,100	NightHawk Radiology Holdings Inc.†	600,358

	Hotels and Gaming — 0.0%
6,000	MGM Resorts International†	67,680

	Machinery — 0.2%
40,000	Sauer-Danfoss Inc.†	851,600

	Materials — 0.0%
6,000	CIMPOR — Cimentos de Portugal SGPS SA	38,624
5,000	Intertape Polymer Group Inc.†	7,550

		46,174

	Media — 0.8%
2,000	Alloy Inc.†	19,420
68,000	APN News & Media Ltd.	131,451
130,000	Cablevision Systems Corp., Cl. A	3,404,700

		3,555,571

	Metals and Mining — 0.5%
250,000	Andean Resources Ltd.†	1,518,612
28,000	Camino Minerals Corp.†	10,341
20,000	Forsys Metals Corp.†	38,876
3,556	Kinross Gold Corp.	66,703
5,000	Lonmin plc†	131,091
9,000	Xstrata plc	172,201

		1,937,824

	Paper and Forest Products — 0.6%
200,889	Cellu Tissue Holdings Inc.†	2,396,606

	Publishing — 0.0%
136,000	SCMP Group Ltd.	24,540

	Real Estate — 0.0%
5,000	ECO Business-Immobilien AG†	48,736

	Restaurants — 1.7%
300,000	Burger King Holdings Inc.	7,164,000
1,000	Landry’s Restaurants Inc.†	24,490

		7,188,490

	Retail — 0.9%
97,000	Casey’s General Stores Inc.	4,049,750
2,000	Massmart Holdings Ltd.	42,409

		4,092,159

	Semiconductors — 0.1%
35,000	Emulex Corp.†	365,400

	Specialty Chemicals — 0.7%
5,200	A. Schulman Inc.	104,780
3,000	Airgas Inc.	203,850
34,000	Ashland Inc.	1,658,180
6,000	Potash Corp. of Saskatchewan Inc.	864,240

		2,831,050

See accompanying notes to schedule of investments.

THE GABELLI GLOBAL DEAL FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Telecommunications — 2.4%
700,000	Asia Satellite Telecommunications Holdings Ltd.	$1,263,074
52,000	BCE Inc.	1,690,000
267,000	Fastweb SpA†	6,526,311
65,000	Portugal Telecom SGPS SA	867,506

		10,346,891

	TOTAL COMMON STOCKS	253,555,020

	RIGHTS — 0.0%
	Health Care — 0.0%
6,000	Fresenius Kabi Pharmaceuticals Holding Inc., CVR, expire 12/31/10†	210

	WARRANTS — 0.0%
	Metals and Mining — 0.0%
220	Kinross Gold Corp. Cl. D, expire 09/17/14†	941

Principal
Amount
	CONVERTIBLE CORPORATE BONDS — 1.0%
	Aerospace — 0.1%
$500,000	GenCorp Inc., Sub. Deb. Cv., 4.063%, 12/31/39 (b)	453,125

	Computer Hardware — 0.9%
4,000,000	SanDisk Corp., Cv., 1.000%, 05/15/13	3,690,000

	TOTAL CONVERTIBLE CORPORATE BONDS	4,143,125

	CORPORATE BONDS — 0.1%
	Diversified Industrial — 0.0%
150,000	Park-Ohio Industries Inc., Sub. Deb., 8.375%, 11/15/14	147,000

	Energy and Utilities — 0.1%
600,000	Texas Competitive Electric Holdings Co. LLC, Ser. B (STEP), 10.250%, 11/01/15	396,000

	TOTAL CORPORATE BONDS	543,000

	U.S. GOVERNMENT OBLIGATIONS — 40.1%
172,985,000	U.S. Treasury Bills, 0.060% to 0.220%††, 10/07/10 to 03/17/11	172,923,549

TOTAL INVESTMENTS — 100.0% (Cost $438,782,283)		$431,165,845

	Aggregate tax cost	$440,546,909

	Gross unrealized appreciation	$10,604,651
	Gross unrealized depreciation	(19,985,715)

	Net unrealized appreciation/depreciation	$(9,381,064)

Principal			Settlement	Unrealized
Amount			Date	Depreciation
		FORWARD FOREIGN EXCHANGE CONTRACTS — 0.0%
$2,762,500	(c)	Deliver British Pound in exchange for USD 4,339,350(d)	10/08/10	$(44,989)

(a)	Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At September 30, 2010, the market value of the fair valued security amounted to $48,950 or 0.01% of total investments.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, the market value of the Rule 144A security amounted to $453,125 or 0.11% of total investments.

(c)	Principal amount denoted in British Pounds.

(d)	At September 30, 2010, the Fund has entered into forward foreign exchange contracts with State Street Bank and Trust Co.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

CVR	Contingent Value Right

STEP	Step coupon bond. The rate disclosed is that in effect at September 30, 2010.

	% of
	Market	Market
Geographic Diversification	Value	Value
North America	89.3%	$385,218,089
Europe	8.3	35,871,665
Asia/Pacific	1.6	6,867,725
Africa/Middle East	0.7	2,909,728
Japan	0.1	256,229
South Africa	0.0	42,409

Total Investments	100.0%	$431,165,845

See accompanying notes to schedule of investments.

THE GABELLI GLOBAL DEAL FUND (the “Fund”)
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
     The Fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
     Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
     Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.
     The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

THE GABELLI GLOBAL DEAL FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
     A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of September 30, 2010 is as follows:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
	Quoted	Other Significant	Significant	Market Value
	Prices	Observable Inputs	Unobservable Inputs	at 9/30/10
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Diversified Industrial	$3,887,308	$7,066,500	—	$10,953,808
Health Care	48,027,574	—	$48,950	48,076,524
Other Industries (a)	194,524,688	—	—	194,524,688

Total Common Stocks	246,439,570	7,066,500	48,950	253,555,020

Rights (a)	210	—	—	210
Warrants (a)	941	—	—	941
Convertible Corporate Bonds	—	4,143,125	—	4,143,125
Corporate Bonds	—	543,000	—	543,000
U.S. Government Obligations	—	172,923,549	—	172,923,549

TOTAL INVESTMENTS IN SECURITIES — ASSETS	$246,440,721	$184,676,174	$48,950	$431,165,845

OTHER FINANCIAL INSTRUMENTS:
ASSETS (Unrealized Appreciation):*
EQUITY CONTRACTS
Contract for Difference Swap Agreement	$—	$192	$—	$192
LIABILITIES (Unrealized Depreciation):*
EQUITY CONTRACTS
Contract for Difference Swap Agreements	$—	$(1,940)	$—	$(1,940)
FOREIGN CURRENCY EXCHANGE CONTRACTS
Forward Foreign Exchange Contracts	—	(44,989)	—	(44,989)

TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$(46,737)	$—	$(46,737)

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.

*	Other financial instruments are derivatives not reflected in the SOI, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation of the instrument.
     The Fund did not have significant transfers between Level 1 and Level 2 during the period ended September 30, 2010.

THE GABELLI GLOBAL DEAL FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
     The following table reconciles Level 3 investments for which significant unobservable inputs were used to determine fair value:

									Net change
									in unrealized
									appreciation/
									depreciation
				Change in					during the
	Balance	Accrued	Realized	unrealized	Net	Transfers	Transfers	Balance	period on Level 3
	as of	discounts/	gain/	appreciation/	purchases/	into	out of	as of	investments held
	12/31/09	(premiums)	(loss)	depreciation	(sales)	Level 3†	Level 3†	9/30/10	at 9/30/10

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Health Care	$48,950	$—	$—	$—	$—	$—	$—	$48,950	$—

TOTAL INVESTMENTS IN SECURITIES	$48,950	$—	$—	$—	$—	$—	$—	$48,950	$—

†	The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.
     In January 2010, the Financial Accounting Standards Board (“FASB”) issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). FASB also clarified existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009 and interim periods within those fiscal years. Management has adopted the amended guidance and determined that there was no material impact to the Fund’s financial statements except for additional disclosures made in the notes. Disclosures about purchases, sales, issuances, and settlements in the rollforward of activity in Level 3 fair value measurements are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the impact of the additional disclosure requirements on the Fund’s financial statements.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/loss on investments.
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

THE GABELLI GLOBAL DEAL FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purpose of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
     The Fund’s derivative contracts held at September 30, 2010, if any, are not accounted for as hedging instruments under GAAP.
     Swap Agreements. The Fund may enter into equity and contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In a swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.
     The Fund has entered into equity contract for difference swap agreements with The Goldman Sachs Group, Inc. Details of the swaps at September 30, 2010 are as follows:

				Net Unrealized
Notional	Equity Security	Interest Rate/	Termination	Appreciation/
Amount	Received	Equity Security Paid	Date	Depreciation
	Market Value Appreciation on:	One month LIBOR plus 90 bps plus Market Value Depreciation on:
$221,787 (100,000 Shares)	Gulf Keystone Petroleum Ltd.	Gulf Keystone Petroleum Ltd.	6/27/11	$(1,940)
5,943 (1,000 Shares)	J Sainsbury plc	J Sainsbury plc	6/27/11	192

				$(1,748)

     The Fund’s volume of activity in equity contract for difference swap agreements during the period ended September 30, 2010 had an average monthly notional amount of approximately $1,398,360.

THE GABELLI GLOBAL DEAL FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
     Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
     There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. During the period ended September 30, 2010, the Fund had no investments in futures contracts.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the of the contract at the time it was opened and the value at the time it was closed.
     The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Forward foreign exchange contracts at September 30, 2010 are presented within the Schedule of Investments. The Fund’s volume of activity in forward foreign currency contracts during the period ended September 30, 2010 had an average monthly value of approximately $4,499.
     The following table summarizes the net unrealized appreciation/depreciation of derivatives held at September 30, 2010 by primary risk exposure:

Net Unrealized
Appreciation/(Depreciation) at
September 30, 2010

Asset Derivatives:
Equity Contracts	$192

Liability Derivatives:
Equity Contracts	$(1,940)
Foreign Currency Exchange Contracts	(44,989)

Total	$(46,929)

THE GABELLI GLOBAL DEAL FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.
     Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund’s year end may be treated as occurring on the first day of the following year. For the year ended December 31, 2009, the Fund deferred capital losses of $1,270,277 and currency losses of $59,775.

TRUSTEES AND OFFICERS
THE GABELLI GLOBAL DEAL FUND
One Corporate Center, Rye, NY 10580-1422

Trustees
Mario J. Gabelli, CFA
Chairman & Chief Executive Officer,
GAMCO Investors, Inc.
Anthony J. Colavita
President,
Anthony J. Colavita, P.C.
James P. Conn
Former Managing Director &
Chief Investment Officer,
Financial Security Assurance Holdings Ltd.
Clarence A. Davis
Former Chief Executive Officer,
Nestor, Inc.
Mario d’Urso
Former Italian Senator
Arthur V. Ferrara
Former Chairman & Chief Executive Officer,
Guardian Life Insurance Company of America
Michael J. Melarkey
Attorney-at-Law,
Avansino, Melarkey, Knobel & Mulligan
Edward T. Tokar
Senior Managing Director,
Beacon Trust Company
Salvatore J. Zizza
Chairman, Zizza & Co., Ltd.
Officers
Bruce N. Alpert
President
Carter W. Austin
Vice President
Peter D. Goldstein
Chief Compliance Officer
Agnes Mullady
Treasurer & Secretary
Laurissa M. Martire
Vice President
Delian Naydenov
Assistant Vice President & Ombudsman
David I. Schachter
Vice President
Investment Adviser
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
Custodian
The Bank of New York Mellon
Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
Transfer Agent and Registrar
American Stock Transfer and Trust Company
Stock Exchange Listing

		8.50%
	Common	Preferred
NYSE-Symbol:	GDL	GDL PrA
Shares Outstanding:	21,177,810	1,920,242
The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”
The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds’ Internet homepage at: www.gabelli.com, or e-mail us at: closedend@gabelli.com

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Global Deal Fund

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer
Date 11/26/10
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer
Date 11/26/10

By (Signature and Title)*	/s/ Agnes Mullady Agnes Mullady, Principal Financial Officer and Treasurer
Date 11/26/10

*	Print the name and title of each signing officer under his or her signature.